Victory Funds

Victory RS Small Cap Equity Fund ("Fund")

Supplement dated May 17, 2021

to the Summary Prospectus dated May 1, 2021 ("Summary Prospectus")

The following supplements the section titled "Principal Investment Strategy" found on page 7 of the Prospectus:

Since August 21, 2020, the Fund typically invests in 30-40 companies that the Adviser believes will produce sustainable earnings growth over a multi-year horizon.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.